Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Doubtful [Member]
Accounts Receivable, Net (Details) [Line Items]
Provisions for doubtful accounts of accounts receivable	$ 209,761	$ 6,072,933	$ 601,350